Quarterly Holdings Report
for

Fidelity Freedom® Blend 2045 Fund

June 30, 2020

FBF-Y45-QTLY-0820
1.9892477.101

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	3,726,757	$66,820,760
Fidelity Series Commodity Strategy Fund (a)	3,953,253	15,180,492
Fidelity Series Large Cap Growth Index Fund (a)	3,613,013	45,451,701
Fidelity Series Large Cap Stock Fund (a)	3,300,972	46,444,674
Fidelity Series Large Cap Value Index Fund (a)	7,977,572	87,673,510
Fidelity Series Small Cap Opportunities Fund (a)	1,820,204	22,261,089
Fidelity Series Value Discovery Fund (a)	2,682,804	31,388,802
TOTAL DOMESTIC EQUITY FUNDS
(Cost $311,741,824)		315,221,028

International Equity Funds - 40.5%
Fidelity Series Canada Fund (a)	1,454,492	13,875,855
Fidelity Series Emerging Markets Fund (a)	1,067,433	9,126,555
Fidelity Series Emerging Markets Opportunities Fund (a)	4,300,341	82,437,539
Fidelity Series International Growth Fund (a)	2,200,183	37,711,131
Fidelity Series International Index Fund (a)	1,629,225	15,461,341
Fidelity Series International Small Cap Fund (a)	766,799	12,253,453
Fidelity Series International Value Fund (a)	4,484,881	37,717,851
Fidelity Series Overseas Fund (a)	3,640,715	37,572,174
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $244,058,952)		246,155,899

Bond Funds - 6.2%
Fidelity Series Corporate Bond Fund (a)	6,053	67,491
Fidelity Series Emerging Markets Debt Fund (a)	437,212	3,921,792
Fidelity Series Floating Rate High Income Fund (a)	97,722	842,367
Fidelity Series Government Bond Index Fund (a)	7,207	81,220
Fidelity Series High Income Fund (a)	484,196	4,275,453
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,154,360	12,063,063
Fidelity Series Investment Grade Bond Fund (a)	7,467	90,571
Fidelity Series Investment Grade Securitized Fund (a)	5,837	61,993
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,330,345	13,822,282
Fidelity Series Real Estate Income Fund (a)	260,810	2,519,427
TOTAL BOND FUNDS
(Cost $36,407,727)		37,745,659

Short-Term Funds - 1.4%
Fidelity Cash Central Fund 0.12% (b)	49	49
Fidelity Series Government Money Market Fund 0.25% (a)(c)	93,731	93,731
Fidelity Series Short-Term Credit Fund (a)	112,960	1,154,454
Fidelity Series Treasury Bill Index Fund (a)	716,662	7,173,791
TOTAL SHORT-TERM FUNDS
(Cost $8,398,694)		8,422,025
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $600,607,197)		607,544,611
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,783)
NET ASSETS - 100%		$607,535,828

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$45,398,547	$9,384,932	$6,405,456	$--	$408,644	$18,034,093	$66,820,760
Fidelity Series Canada Fund	10,877,362	1,812,903	530,973	--	(108,044)	1,824,607	13,875,855
Fidelity Series Commodity Strategy Fund	15,847,876	1,953,092	3,310,002	--	(674,727)	1,364,253	15,180,492
Fidelity Series Corporate Bond Fund	139,934	17,575	94,684	447	(8,067)	12,733	67,491
Fidelity Series Emerging Markets Debt Fund	3,182,890	396,516	41,118	50,708	437	383,067	3,921,792
Fidelity Series Emerging Markets Fund	5,633,587	2,243,292	87,553	--	3,801	1,333,428	9,126,555
Fidelity Series Emerging Markets Opportunities Fund	51,858,394	18,312,602	1,282,880	--	92	13,549,331	82,437,539
Fidelity Series Floating Rate High Income Fund	706,212	92,992	9,948	9,329	76	53,035	842,367
Fidelity Series Government Bond Index Fund	213,162	10,924	143,119	309	(128)	381	81,220
Fidelity Series Government Money Market Fund 0.25%	4,354,063	3,978,964	8,239,296	2,909	--	--	93,731
Fidelity Series High Income Fund	3,582,891	476,400	49,740	58,083	642	265,260	4,275,453
Fidelity Series Inflation-Protected Bond Index Fund	10,644,373	2,254,918	1,226,318	5,949	(7,320)	397,410	12,063,063
Fidelity Series International Growth Fund	31,568,620	4,361,159	4,131,943	--	125,491	5,787,804	37,711,131
Fidelity Series International Index Fund	12,407,656	1,663,517	661,325	--	(49,285)	2,100,778	15,461,341
Fidelity Series International Small Cap Fund	9,400,796	1,144,626	201,720	--	17,664	1,892,087	12,253,453
Fidelity Series International Value Fund	30,343,617	4,674,294	3,095,494	--	(208,589)	6,004,023	37,717,851
Fidelity Series Investment Grade Bond Fund	211,130	17,527	141,820	569	(5,483)	9,217	90,571
Fidelity Series Investment Grade Securitized Fund	146,201	14,577	99,056	215	1	270	61,993
Fidelity Series Large Cap Growth Index Fund	33,894,819	6,973,315	4,301,998	824,360	276,678	8,608,887	45,451,701
Fidelity Series Large Cap Stock Fund	35,267,491	6,344,499	1,570,429	--	(65,004)	6,468,117	46,444,674
Fidelity Series Large Cap Value Index Fund	65,339,354	14,513,823	1,561,385	--	(108,829)	9,490,547	87,673,510
Fidelity Series Long-Term Treasury Bond Index Fund	11,941,249	3,474,888	1,294,523	254,810	161,693	(461,025)	13,822,282
Fidelity Series Overseas Fund	30,281,498	5,357,253	4,156,337	--	(364,714)	6,454,474	37,572,174
Fidelity Series Real Estate Income Fund	1,952,890	295,867	31,184	33,708	325	301,529	2,519,427
Fidelity Series Short-Term Credit Fund	1,109,555	6,669	--	6,670	--	38,230	1,154,454
Fidelity Series Small Cap Opportunities Fund	17,479,666	2,866,331	1,625,392	--	(331,611)	3,872,095	22,261,089
Fidelity Series Treasury Bill Index Fund	12,403,593	149,382	5,338,218	45,397	(15,268)	(25,698)	7,173,791
Fidelity Series Value Discovery Fund	20,499,714	7,571,013	294,929	--	8,224	3,604,780	31,388,802
	466,687,140	100,363,850	49,926,840	1,293,463	(943,301)	91,363,713	607,544,562

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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